Convertible Debt - Assumptions (Details) - Koch Strategic Platforms Convertible Note	Oct. 31, 2022 $ / shares yr	Jan. 31, 2022 $ / shares yr	Sep. 29, 2021 $ / shares yr
Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.23	1.66	1.06
Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	4.92	4.67	5
Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0	0	0
Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.62	0.68	0.66
Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	12.94	7.58	12.56